                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21685

                      HATTERAS MULTI-STRATEGY FUND I, L.P.
               (Exact name of registrant as specified in charter)

                     8540 COLONNADE CENTER DRIVE, SUITE 401
                          RALEIGH, NORTH CAROLINA 27615
               (Address of principal executive offices) (Zip code)

                                DAVID B. PERKINS
                     8540 COLONNADE CENTER DRIVE, SUITE 401
                          RALEIGH, NORTH CAROLINA 27615
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (919) 846-2324

                        Date of fiscal year end: MARCH 31

                  Date of reporting period: SEPTEMBER 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS

                      HATTERAS MULTI-STRATEGY FUND I, L.P.

                              FINANCIAL STATEMENTS

           FOR THE PERIOD OF APRIL 1, 2006 THROUGH SEPTEMBER 30, 2006

                                    UNAUDITED

                      HATTERAS MULTI-STRATEGY FUND I, L.P.

            FOR THE PERIOD APRIL 1, 2006 THROUGH SEPTEMBER 30, 2006

                                    UNAUDITED

                                TABLE OF CONTENTS

Statement of Assets and Liabilities ......................................     1
Statement of Operations ..................................................     2
Statement of Changes in Partners' Capital ................................     3
Statement of Cash Flows ..................................................     4
Notes to Financial Statements ............................................     5
Board of Directors .......................................................    13
Fund Management ..........................................................    14
Other Information ........................................................    15
Financial Statements of Hatteras Master Fund, L.P. .......................     I

HATTERAS MULTI-STRATEGY FUND I, L.P.

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2006 (UNAUDITED)

ASSETS
Investment in Hatteras Master Fund, L.P., at fair value (cost $92,460,976)   $ 95,460,930
Cash and cash equivalents                                                         146,907
Investment in Hatteras Master Fund, L.P. paid in advance                        7,845,765
Interest receivable                                                                   487
Due from Investment Manager                                                        14,930
Receivable from Master Fund                                                         2,398
Prepaid escrow fees                                                                   783
Prepaid insurance fees                                                                766
Prepaid registration fees                                                          12,120
                                                                             ------------
   TOTAL ASSETS                                                              $103,485,086
                                                                             ============
LIABILITIES AND PARTNERS' CAPITAL
Contributions received in advance                                               7,962,000
Professional fees payable                                                          21,928
Servicing fees payable                                                             57,870
Accounting and administration fees payable                                         19,909
Custodian fees payable                                                              1,430
                                                                             ------------
   TOTAL LIABILITIES                                                            8,063,137
                                                                             ------------
   PARTNERS' CAPITAL                                                         $ 95,421,949
                                                                             ------------
   TOTAL LIABILITIES AND PARTNERS' CAPITAL                                   $103,485,086
                                                                             ============

                       See Notes to Financial Statements

HATTERAS MULTI-STRATEGY FUND I, L.P.

STATEMENT OF OPERATIONS
FOR THE PERIOD APRIL 1, 2006 THROUGH SEPTEMBER 30, 2006 (UNAUDITED)

NET INVESTMENT LOSS ALLOCATED FROM HATTERAS MASTER FUND, L.P.
      Dividends                                                              $  51,662
      Interest                                                                  16,263
      Expenses                                                                (520,784)
                                                                             ---------
      NET INVESTMENT LOSS ALLOCATED FROM HATTERAS MASTER FUND, L.P.           (452,859)
                                                                             ---------
FUND INVESTMENT INCOME
      Interest                                                                  48,701
                                                                             ---------
OPERATING EXPENSES
      Servicing fees                                                           286,471
      Professional fees                                                         27,199
      Insurance fees                                                               766
      Registration fees                                                         21,500
      Accounting and administration fees                                        41,778
      Custodian fees                                                             4,181
      Other expenses                                                             9,279
                                                                             ---------
      TOTAL OPERATING EXPENSES                                                 391,174
      Reimbursement from investment manager                                    (17,759)
                                                                             ---------
      NET OPERATING EXPENSES                                                   373,415
                                                                             ---------
NET INVESTMENT LOSS                                                           (777,573)
                                                                             ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM HATTERAS
   MASTER FUND, L.P.
      Net realized gain on investments                                         114,234
      Net unrealized appreciation on investments                               651,607
                                                                             ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM HATTERAS
   MASTER FUND, L.P.                                                           765,841
                                                                             ---------
NET DECREASE IN PARTNERS' CAPITAL RESULTING FROM OPERATIONS                  $ (11,732)
                                                                             =========

                       See Notes to Financial Statements

HATTERAS MULTI-STRATEGY FUND I, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL
FOR THE PERIOD APRIL 1, 2006 THROUGH SEPTEMBER 30, 2006 (UNAUDITED)

                                                          GENERAL      LIMITED        TOTAL
                                                         PARTNER'S    PARTNERS'     PARTNERS'
                                                          CAPITAL      CAPITAL       CAPITAL
                                                         ---------   -----------   -----------
PARTNERS' CAPITAL, AT APRIL 1, 2005                      $     --    $        --   $        --

   Capital contributions                                       --     39,869,000    39,869,000
   Capital withdrawals                                    (80,875)            --       (80,875)
   Fund investment income                                      --       (443,123)     (443,123)
   Net realized loss on investments                            --        (22,066)      (22,066)
   Net unrealized appreciation on investments                  --      2,915,712     2,915,712
   Actual performance allocation from April 1, 2005
      to December 31, 2005                                 80,875        (80,875)           --
   Accrued performance allocation from January 1, 2006
      to March 31, 2006                                   116,833       (116,833)           --
                                                         --------    -----------   -----------
PARTNERS' CAPITAL, AT MARCH 31, 2006                     $116,833    $42,121,815   $42,238,648

   Capital contributions                                       --     53,604,503    53,604,503
   Capital withdrawals                                         --       (409,470)     (409,470)
   Net investment loss                                         --       (777,573)     (777,573)
   Net realized gain on investments                            --        114,234       114,234
   Net unrealized appreciation on investments                  --        651,607       651,607
   Accrued performance allocation from April 1, 2006
      to September 30, 2006                               (80,184)        80,184            --
                                                         --------    -----------   -----------
PARTNERS' CAPITAL, AT SEPTEMBER 30, 2006                 $ 36,649    $95,385,300   $95,421,949
                                                         ========    ===========   ===========

                       See Notes to Financial Statements

HATTERAS MULTI-STRATEGY FUND I, L.P.

STATEMENT OF CASH FLOWS
FOR THE PERIOD APRIL 1, 2006 THROUGH SEPTEMBER 30, 2006 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in partners' capital resulting from operations              $    (11,732)
   Adjustments to reconcile net increase in partners' capital from investment operations to net cash used for operating activities:
      Purchases of interests in Hatteras Master Fund, L.P.                (52,944,457)
      Net investment gain allocated from Hatteras Master Fund, L.P.          (312,982)
      Increase in due from Investment Manager                                  (4,723)
      Increase in interest receivable                                            (145)
      Decrease investments paid in advance                                  4,774,100
      Increase in receivable from Hatteras Master Fund, L.P.                   (2,398)
      Increase in prepaid registration fees                                    (6,039)
      Increase in prepaid escrow fees                                            (783)
      Increase in prepaid insurance                                              (766)
      Increase in due to affiliates                                            (1,625)
      Increase in servicing fees payable                                       31,437
      Decrease in professional fees payable                                    (9,572)
      Increase in accounting and administration fees payable                   14,092
      Increase in custodian fees payable                                          154
      Decrease in other accrued expenses                                       (5,600)
                                                                         ------------
         NET CASH USED IN OPERATING ACTIVITIES                            (48,481,039)
                                                                         ------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributions (including contributions received in advance)     48,945,503
   Capital withdrawals (including withdrawals payable)                       (417,557)
                                                                         ------------
         NET CASH PROVIDED BY FINANCING ACTIVITIES                         48,527,946
                                                                         ------------

Net change in cash and cash equivalents                                        46,907

Cash and cash equivalents at beginning of period                              100,000
                                                                         ------------
Cash and cash equivalents at end of period                               $    146,907
                                                                         ============

                       See Notes to Financial Statements

HATTERAS MULTI-STRATEGY FUND I, L.P.

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

1.   ORGANIZATION

     Hatteras Multi-Strategy Fund I, L.P. (the "Fund") was organized as a limited partnership under the laws of the State of Delaware on November 23, 2004 and commenced operations on April 1, 2005. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to generate consistent long-term appreciation and returns across all market cycles. To achieve its objective, the Fund provides its investors with access to a broad range of investment strategies and asset categories, trading advisors ("Advisors") and overall asset allocation services typically available on a collective basis to larger institutions through an investment of substantially all of its assets into Hatteras Master Fund, L.P., a Delaware limited partnership (the "Master Fund"), which is also registered under the 1940 Act. The Master Fund is managed by Hatteras Investment Partners, LLC (the "Investment Manager"), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investors who acquire interests in the Fund ("Interests") are the Limited Partners (each, a "Limited Partner" and together, the "Limited Partners") of the Fund.

     Hatteras Investment Management, LLC, a Delaware limited liability company, serves as the General Partner of the Fund ("General Partner"). The General Partner has appointed a Board of Directors ("Board") and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Fund's business.

     The percentage of the Master Fund's beneficial interests owned by the Fund at September 30, 2006, was 28.90%.

2.   SIGNIFICANT ACCOUNTING POLICIES

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

HATTERAS MULTI-STRATEGY FUND I, L.P.

     A.   VALUATION

     Valuation of the Fund's interest in the Master Fund is based on the investment in underlying securities held by the Master Fund. The Master Fund will value interests in the Underlying Funds (as defined in attached Master Fund financial statements) at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. The accounting policies of the Master Fund, including the valuation of securities held by the Master Fund, will directly affect the Fund and are discussed in the Notes to Financial Statements of the Master Fund which are included elsewhere in this report.

     B.   ALLOCATIONS FROM THE MASTER FUND

     As required by accounting principles generally accepted in the United States of America, the Fund records its allocated portion of income, expense, realized gains and losses and unrealized gains and losses from the Master Fund.

     C.   FUND LEVEL INCOME AND EXPENSES

     Interest income on any cash or cash equivalents held by a Fund and not invested into the Master Fund will be recognized on an accrual basis. Expenses that are specifically attributed to the Fund are charged to the Fund. In addition, the Fund also bears its proportionate share of the expenses of the Master Fund. Furthermore, the Fund bears its proportionate share of the management fees of the Master Fund, because the Fund does not pay any additional compensation directly to the Investment Manager.

     D.   TAX BASIS REPORTING

     The Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, because the tax character of the Fund's allocated earnings is established dependent upon the tax filings of the investor partnerships. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents includes amounts held in interest bearing DDA accounts. At September 30, 2006, the Fund held $146,907 in interest bearing DDA accounts.

HATTERAS MULTI-STRATEGY FUND I, L.P.

     F.   USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3.   ALLOCATION OF LIMITED PARTNERS' CAPITAL

     Net profits or net losses of the Fund for each Allocation Period ("Allocation Period") will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses during an allocation period, adjusted to exclude any items to be allocated among the capital accounts of the Limited Partners other than in accordance with the Limited Partners' respective investment percentages.

     Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month; (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased; (4) the day on which interests are repurchased; or (5) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages in the Master Fund.

     The Fund will maintain a separate capital account ("Capital Account") on its books for each Limited Partner. Each Limited Partner's capital account will have an opening balance equal to the Limited Partner's initial contribution to the capital of the Fund (i.e., the amount of the investment less any applicable sales load), and thereafter, will be (i) increased by the amount of any additional capital contributions by such Limited Partner;
     (ii) decreased for any payments upon repurchase or in redemption of such Limited Partner's interest or any distributions in respect of such Limited Partner; and (iii) increased or decreased as of the close of each Allocation Period by such Limited Partner's allocable share of the net profits or net losses of the Fund.

HATTERAS MULTI-STRATEGY FUND I, L.P.

4.   RELATED PARTY TRANSACTIONS AND OTHER

     In consideration for investor services, the Fund will pay Hatteras Investment Partners, LLC (in such capacity, the "Servicing Agent") an investor servicing fee at the annual rate of 0.75% of the net asset value of the interests beneficially owned by customers of the Servicing Agent or any service provider who has entered into a service provider agreement with the Servicing Agent. The investor servicing fees payable to the Servicing Agent will be borne by all Limited Partners of the Fund on a pro-rata basis. The Servicing Agent may waive (to all investors on a pro-rata basis) or pay to third parties all or a portion of any such fees in its sole discretion.

     The Fund paid a Servicing Fee for the period April 1, 2005 through June 30, 2005, based on the net asset value of each Partners' Capital Accounts as of the last business day of each fiscal quarter. Effective July 1, 2005, the Servicing Fee computation has been changed to the aggregate value of outstanding interests held by Limited Partners of the Fund on the last day of the month (before repurchase of interests or performance allocation).

     The Investment Manager has contractually agreed to reimburse certain expenses for the period November 1, 2005 through April 1, 2007, so that the total annual expenses for this period will not exceed 2.35% for the Fund (the "Expense Limitation"). The Fund will carry forward, for a period not to exceed (3) three years from the date on which a reimbursement is made by the Investment Manager, any expenses in excess of the expense limitation and repay the Investment Manager such amounts, provided the Fund is able to effect such reimbursement and remain in compliance with the expense limitation disclosed in the effective confidential memorandum. As of September 30, 2006, the Fund has carried forward expenses of $88,673 which will begin to expire on September 30, 2009.

     The General Partner generally receives an annual performance based allocation (the "Performance Allocation") with respect to the Capital Account of each Limited Partner. The Performance Allocation is calculated generally as of the end of each calendar year. The Performance Allocation with respect to a Limited Partner's Capital Account is equal to 10% of the amount by which the excess, if any, of net profit over net loss allocated to such Limited Partner for the calendar year exceeds (a) any Loss Carryforward Amount (as defined below) for such Limited Partner plus (b) the non-cumulative "hurdle amount" (an annualized return on the Capital Account balance of such Limited Partner as of the last day of the preceding calendar year at a rate equal to the yield to maturity of the 90-day United States Treasury Bill as reported by the Wall Street Journal on the last day of the preceding calendar year).

HATTERAS MULTI-STRATEGY FUND I, L.P.

     The Performance Allocation with respect to each applicable Limited Partner's Capital Account shall be deducted from such Capital Account and allocated to the Capital Account of the General Partner. If at the end of any calendar year, the Net Losses allocated to a Limited Partner's Capital Account exceed the Net Profits so allocated, then a Loss Carryforward Amount shall be established for that Limited Partner. No Performance Allocation shall be deducted from the Capital Account of any Limited Partner unless the excess of net profits over net losses subsequently allocated exceeds any Loss Carryforward Amount for that Limited Partner. If a Limited Partner withdraws completely from the Fund other than at the end of a calendar year, a Performance Allocation shall be made with respect to such Limited Partner's Capital Account as of the date of complete withdrawal as if such date were the end of a calendar year and the hurdle amount will be pro rated.

     UMB Bank, n.a. serves as custodian of the Fund's assets and provides custodial services for the Fund. UMB Investment Services Group serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services. The Fund pays a monthly fee to the administrator based upon average partners' capital, subject to certain minimums.

5.   FEDERAL INCOME TAXES

     For Federal income tax purposes, the Fund is treated as a partnership, and each partner in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Fund. Accordingly, no federal, state or local income taxes have been provided on profits of the Fund since the partners are individually liable for the taxes on their share of the Fund's income.

6.   RISK FACTORS

     An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.   USAGE OF UNSECURED, UNCOMMITTED REVOLVING LOAN FACILITIES

     The Master Fund has entered into a revolving loan facility for the purpose to finance short timing differences between the redemption of investments or receipt of partnership capital and the redemption of partnership capital accounts; the investment in new managers; or as general working capital.

HATTERAS MULTI-STRATEGY FUND I, L.P.

8.   REPURCHASE OF PARTNERS' INTERESTS

     The Board may, from time to time and in its sole discretion, cause the Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Manager. Beginning on March 31, 2006, the Investment Manager expects that it will generally recommend to the Board that the Fund offer to repurchase interests from Limited Partners on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year. The Fund does not intend to distribute to the Partners any of the Fund's income, but intends to reinvest substantially all income and gains allocable to the Partners. A Partner may, therefore, be allocated taxable income and gains and not receive any cash distribution

9.   INDEMNIFICATION

     In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.  FINANCIAL HIGHLIGHTS

     The financial highlights are intended to help you understand the Fund's financial performance for the past period. The total returns in the table represent the rate that a Limited Partner would be expected to have earned or lost on an investment in the Fund.

     The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. The General Partner's interest is excluded from the calculations. An individual Limited Partner's ratios or returns may vary from the table below based on performance arrangements and the timing of capital transactions.

     The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly Limited Partners' capital. The ratios include the Fund's proportionate share of the Master Fund's income and expenses.

     Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period. The portfolio turnover rate is calculated based on the Master Fund's investment activity, because turnover actually occurs at the Master Fund level as the Fund is invested 100% in the Master Fund.

HATTERAS MULTI-STRATEGY FUND I, L.P.

                                                        FOR THE SIX       FOR THE YEAR
                                                    MONTH PERIOD ENDED        ENDED
                                                    SEPTEMBER 30, 2006   MARCH 31, 2006
                                                    ------------------   --------------
Total return amortizing organization expenses
   and before Performance allocation                       (0.38)%            11.72%
Organization expense                                        0.01%             (1.17)%
Performance Allocation                                      0.12%             (0.09)%
                                                         -------            -------
Total return after expensing organizational
   expenses and Performance Allocation                     (0.25)%            10.46%
                                                         =======            =======
Partners' capital, end of year (000)                     $95,422            $42,239
Portfolio Turnover Rate (Master Fund)                       7.38%             19.35%
Net investment loss before Performance Allocation          (1.64)%            (2.79)%
Operating expenses, excluding expense
   reimbursement and Performance Allocation                 1.92%              3.58%
Performance Allocation                                     (0.11)%             1.24%
                                                         -------            -------
Total expenses and Performance Allocation before
   expense reimbursement                                    1.81%              4.82%
Expense reimbursement                                      (0.04)%            (0.45)%
                                                         -------            -------
Net expenses                                                1.77%              4.37%
                                                         =======            =======

HATTERAS MULTI-STRATEGY FUND I, L.P.

11.  NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the interpretation"). The Interpretation establishes for all entities, including pass-through entities such as Funds, a minimum threshold for financial statements recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

     In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles
     (GAAP), and expands disclosures about fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.

12.  SUBSEQUENT EVENTS:

     During the period from October 1, 2006 through October 31, 2006, there were additional capital contributions and capital withdrawals of $ 7,962,000 and $107,489 respectively.

HATTERAS MULTI-STRATEGY FUND I, L.P.

BOARD OF DIRECTORS (UNAUDITED)

The identity of the Board Members and brief biographical information is set forth below.

                                                                                                               Number of Portfolios
                            Position(s)      Term of Office;                                                     in Fund Complex'
                           Held with the     Length of Time     Principal Occupation(s) During Past 5 years    Overseen by Director
Name, Address & Age            Fund              Served          and Other Directorships Held by Director           or Officer
-------------------      ----------------   ----------------   --------------------------------------------   ----------------------
INTERESTED DIRECTOR

David B. Perkins, 43     Chief Executive    3 year term;       Mr. Perkins has been Chairman and CEO since               3
1000 Watermeet Lane      Officer and        Since Inception    inception of the Funds. Mr. Perkins became
Raleigh, NC 27614        Chairman of the                       the President and Managing Principal of the
                         Board of                              Investment Manager in September 2003 and
                         Directors                             became the co-founder and Managing Partner
                                                               of CapFinancial Partners, LLC in April 2003.
                                                               Prior to that, he was Managing Partner at
                                                               Wachovia Securities Financial Network, Inc.
                                                               from June 2002 to September 2003 and
                                                               Managing Principal of CapTrust Financial
                                                               Advisors, LLC from October 1997 to June
                                                               2002.

INDEPENDENT DIRECTCORS

Steve E. Moss, 52        Director:          3 year term;       Mr. Moss is a principal of Holden, Moss,                  3
918 Meadow Lane          Chairman of the    Since December     Knott, Clark, Copley & Hoyle, P.A. and has
Henderson, NC 27536      Audit Committee    2004               been a member manager of HMKCT Properties,
                                                               LLC since January 1996. Mr. Moss as been a
                                                               Director and Member of the Audit Committee
                                                               of the Fund since December 2004.

H. Alexander Holmes,     Director: Audit    3 year term;       Mr. Holmes founded Advisory Services, LLC, a              3
63                       Committee Member   Since December     financial consultation firm, in 1993. Mr.
3408 Landor Road                            2004               Holmes has been a Director and Member of the
Raleigh, NC 27609                                              Audit Committee of the Fund since December
                                                               2004.

Gregory S. Sellers, 46   Director: Audit    3 year term;       Mr. Sellers became the Chief Financial                    3
2643 Steeplechase        Committee Member   Since December     Officer and a director of Kings Plush, Inc.,
Road Gastonia, NC                           2004               a fabric manufacturer, in April 2003. Prior
28056                                                          to that, he was the Vice President of
                                                               Finance at Parksdale Mills, Inc., a cotton
                                                               and cotton blend yarns producer, from
                                                               January 1991 to April 2003. Mr. Sellers has
                                                               been a Director and Member of the Audit
                                                               Committee for the Fund since December 2004.

HATTERAS MULTI-STRATEGY FUND I, L.P.

FUND MANAGEMENT (UNAUDITED)

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 8450 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

                                                                                                               Number of Portfolios
                            Position(s)      Term of Office;                                                     in Fund Complex'
                           Held with the     Length of Time     Principal Occupation(s) During Past 5 years    Overseen by Director
Name, Address & Age            Fund              Served          and Other Directorships Held by Director           or Officer
-------------------      ----------------   ----------------   --------------------------------------------   ----------------------
OFFICERS

J. Michaef Fields, 32    Chief Financial    Since Inception    Mr. Fields has been the CFO since inception              N/A
8540 Colonnade Center    Officer                               of the Funds. Mr. Fields became a Director
Drive, Suite 401                                               of the Investment Manager in September 2003.
Raleigh, NC 27615                                              Prior to joining the Investment Manager, Mr.
                                                               Fields was employed by CapTrust Financial
                                                               Advisors from August 2002 to September 2003.
                                                               Prior to joining CapTrust, Mr. Fields was
                                                               employed by Morgan Stanley in Atlanta,
                                                               Georgia from January 2000 to August 2002.

Denise Buchanan, 43      Chief Compliance   Since Inception    Ms. Buchanan has been the CCO since                      N/A
8540 Colonnade Center    Officer                               inception of the Funds. Ms. Buchanan became
Drive, Suite 401                                               the Compliance Officer with CapFinancial
Raleigh, NC 27615                                              Partners, LLC ("CapTrust") in November 2003.
                                                               Prior to joining CapTrust, Ms. Buchanan was
                                                               President of Broker/Dealer Sales &
                                                               Consulting, Inc. from 2001 to November 2003.
                                                               Previously, Ms. Buchanan was the Director of
                                                               Compliance for Atlantic Capital Management,
                                                               LLC from 1996 to 2001.

Vickey Collins, 39       Secretary          Since Inception    Ms. Collins has been the Secretary of the                N/A
8540 Colonnade Center                                          Funds since inception. She became the
Drive, Suite 401                                               Operations Manager for the Investment
Raleigh, NC 27615                                              Manager in September 2004. Prior to joining
                                                               the Investment Manager, she was employed
                                                               with McKinely Capital Management from 1994
                                                               to 2004.

HATTERAS MULTI-STRATEGY FUND I, L.P.

OTHER INFORMATION (UNAUDITED)

PROXY VOTING

For free information regarding how the Fund voted proxies during the period ended June 30, 2006, or to obtain a free copy of the Fund's complete proxy voting policies and procedures, call 1-800-504-9070 or visit the SEC's website at http://www.sec.gov

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 1. REPORTS TO STOCKHOLDERS.

                           HATTERAS MASTER FUND, L.P.

                              FINANCIAL STATEMENTS

              FOR THE PERIOD OF APRIL 1, 2006 TO SEPTEMBER 30, 2006

                                    UNAUDITED

                           HATTERAS MASTER FUND, L.P.

              FOR THE PERIOD OF APRIL 1, 2006 TO SEPTEMBER 30, 2006

                                    UNAUDITED

                                TABLE OF CONTENTS

Schedule of Investments ...................................................    1
Statement of Assets and Liabilities .......................................    5
Statement of Operations ...................................................    6
Statement of Changes in Partners' Capital .................................    7
Statement of Cash Flows ...................................................    8
Notes to Financial Statements .............................................    9
Board of Directors ........................................................   16
Fund Management ...........................................................   17
Other Information .........................................................   18

HATTERAS MASTER FUND, L.P.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL

Percentages are as follows:

                                   (PIE CHART)

Opportunistic Equity                    (32.01%)
Private Equity Composite                 (8.71%)
Real Estate Composite                    (6.33%)
Other assets in excess of liabilities    (0.36%)
Absolute Return                         (20.27%)
Energy and Natural Resources            (13.26%)
Enhanced Fixed Income                   (19.06%)

                                                                         COST       FAIR VALUE
                                                                     -----------   ------------
INVESTMENTS IN UNDERLYING FUNDS (99.64%)
   ABSOLUTE RETURN (20.27%)
      AQR Global Asset Institutional Fund II, L.P. (a, b)            $ 4,471,305   $  4,252,663
      Black River Global Multi-Strategy Leveraged Fund, LLC (a, b)     6,000,000      6,271,408
      Wellington Partners, LLC (a, b)                                  3,785,759      4,659,489
      Courage Special Situations Fund, L.P. (a, b)                     4,827,675      5,272,185
      De Shaw Composite Fund, LLC  (a, b)                             10,000,000     10,714,199
      Deephaven Event Fund, LLC (a, b)                                 7,000,000      7,436,175
      Montrica Global Oppurtunities Fund, L.P. (a, b)                  5,000,000      5,017,830
      OZ Asia Domestic Partners, L.P. (a, b)                           7,000,000      7,329,239
      Smith Breeden Mortgage Partners, L.P. (a, b)                     4,413,258      4,874,999
      Stark Investments, L.P. (a, b)                                   8,000,000      8,075,614
      Waterstone Market Neutral Fund, L.P. (a, b)                      3,000,000      3,041,065
                                                                                   ------------
                                                                                     66,944,866
                                                                                   ------------

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

                                                                         COST       FAIR VALUE
                                                                     -----------   ------------
ENERGY AND NATURAL RESOURCES (13.26%)
   Blackrock All Cap Energy Hedge Fund, LLB (a, b)                   $ 4,234,684   $  3,707,684
   Arclight Energy Partners Fund III, L.P. (a, b)                        625,943        603,097
   Black River Commodity Multi Strategy Fund, L.P. (a, b)              7,000,000      7,117,734
   Cambridge Energy, L.P. (a, b)                                       2,566,534      3,714,220
   Centennial Energy Partners, L.P. (a, b)                             5,000,000      4,398,857
   EnerVest Energy Institutional Fund X-A, L.P. (a, b)                 2,568,183      2,640,391
   Merit Energy Partners F-II, L.P. (a, b)                               338,191        338,268
   Natural Gas Partners Energy Tech, L.P. (a, b)                         164,500        145,991
   Natural Gas Partners VIII, L.P. (a, b)                              1,216,889      1,178,400
   Ospraie Special Opportunities Fund, L.P. (a, b)                     3,750,000      3,712,665
   Southport Energy Plus Partners, L.P. (a, b)                         5,083,819      6,984,349
   Touradji Deeprock Partners, L.P. (a, b)                             4,000,000      4,116,708
   Treaty Oak Partners, L.P. (a, b)                                    5,000,000      5,134,386
                                                                                   ------------
                                                                                     43,792,750
                                                                                   ------------
ENHANCED FIXED INCOME (19.06%)
   ARX Global High Yield Securities Fund I, L.P. (a, b)                7,000,000      7,409,275
   BDCM Partners I, L.P. (a, b)                                        8,500,000     10,005,662
   Blackrock International Bond Fund (a)                               2,900,000      2,855,069
   Contrarian Capital Fund I, L.P. (a, b)                              8,880,064     10,595,378
   D.B. Zwirn Special Opportunities Fund, L.P. (a, b)                  6,500,000      7,100,193
   Drawbridge Special Opportunities Fund, L.P. (a, b)                  7,000,000      7,170,739
   Greylock Global Opportunity Fund, L.P. (a, b)                       4,922,405      5,292,952
   Lazard Emerging Income, L.P. (a, b)                                 3,000,000      3,238,349
   Melody Fund, L.P. (a, b)                                            3,000,000      3,164,020
   Ore Hill Fund, L.P. (a, b)                                          5,221,928      6,096,284
                                                                                   ------------
                                                                                     62,927,921
                                                                                   ------------

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

                                                                         COST       FAIR VALUE
                                                                     -----------   ------------
OPPORTUNISTIC EQUITY (32.01%)
   Artis Technology Qualified 2X, L.P. (a, b)                        $ 5,000,000   $  5,435,973
   Asian Century Quest Fund (QP) L.P. (a, b)                           3,000,000      3,037,259
   CCM Small Cap Value Qualified Fund, L.P. (a, b)                     2,500,000      2,405,396
   CRM Windridge Partners, L.P. (a, b)                                 4,522,017      5,202,773
   DE Shaw Oculus Fund LLC (a, b)                                      5,000,000      5,260,882
   Ellerston GEMS Offshore Fund, L.P. (a, b)                           7,000,000      7,327,138
   GMO Mean Reversion Fund A  (a, b)                                   5,770,065      6,385,258
   Gradient Europe Fund, L.P. (a, b)                                   3,500,000      5,219,453
   Healthcor, L.P. (a, b)                                             11,000,000     12,200,403
   Liberty Square Strategic Partners IV (Asia), L.P. (a, b)            7,000,000      7,245,135
   Sansar Capital, L.P. (a, b)                                         5,000,000      5,550,360
   SCP Domestic Fund, L.P. (a, b)                                      4,002,947      4,696,754
   SR Global Fund, L.P. (Class C) International (a, b)                 3,457,674      5,023,290
   SR Global Fund, L.P. (Class G) Emerging (a, b)                      4,281,970      6,325,034
   SR Global Fund, L.P. (Class H) Japan (a, b)                         3,665,240      4,588,215
   Standard Pacific Japan Fund, L.P. (a, b)                            5,500,000      4,967,356
   Steeple Capital Fund I, L.P. (a, b)                                 1,000,000        969,350
   The Platinum Fund Ltd. (a, b)                                       2,535,461      3,009,767
   The Raptor Global Fund, L.P. (a, b)                                 2,500,000      2,891,620
   Visium Long Bias Fund, L.P. (a, b)                                  5,964,983      5,742,800
   Witches Rock Fund, L.P.  (a, b)                                     2,003,000      2,240,759
                                                                                   ------------
                                                                                    105,724,975
                                                                                   ------------
PRIVATE EQUITY COMPOSITE (8.71%)
   Actis Umbrella Fund, L.P. (a, b)                                      398,426        339,000
   BDCM Opportunity Fund II, L.P. (a, b)                                 277,493        258,006
   Brazos Equity Fund II, L.P. (a, b)                                    907,461        805,960
   Carlyle Japan Partners II, L.P.                                         1,539             --
   Claremont Creek Ventures, L.P. (a, b)                                 280,000        210,316
   Crosslink Crossover Fund IV, L.P. (a, b)                            6,883,399      7,759,835
   Great Point Partners VII, L.P. (a, b)                                 300,000        300,000
   Halifax Fund II, L.P. (a, b)                                          523,995        415,711
   Hancock Park Capital III, L.P. (a, b)                                 900,000        877,571
   Integral Capital Partners VII, L.P. (a, b)                          6,000,000      6,203,199
   OCM European Principal Opportunties Fund, L.P. (a, b)               2,080,307      2,071,871

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

                                                                         COST       FAIR VALUE
                                                                     -----------   ------------
PRIVATE EQUITY COMPOSITE (8.71%) (CONTINUED)
   OCM Mezzanine Fund II, L.P. (a, b)                                $ 2,475,000   $  2,521,044
   Pipe Equity Partners, LLC (a, b)                                    3,824,693      4,349,038
   Private Equity Investment Fund IV, L.P. (a, b)                        461,688        462,164
   Roundtable Healthcare Partners II, L.P. (a, b)                        723,699        638,516
   Sanderling Venture Partners VI Co-Investment Fund, L.P. (a, b)        250,000        212,569
   Sanderling Venture Partners VI, L.P. (a, b)                           350,000        294,891
   Sterling Capital Partners II, L.P. (a, b)                             450,274        390,284
   VCFA Private Equity Partners IV, L.P. (a, b)                          545,214        487,951
   VCFA Private Equity Partners V, L.P. (a, b)                           160,000        160,000
                                                                                   ------------
                                                                                     28,757,926
                                                                                   ------------
REAL ESTATE COMPOSITE (6.33%)
   Benson Elliot Real Estate Partners II, L.P. (a, b)                     85,338         48,523
   Colony Edge, L.P. (a, b)                                            2,000,000      2,066,515
   Colony Investors VII, L.P. (a, b)                                   1,137,951      1,154,514
   ING Clarion CRA Hedge Fund, L.P. (a, b)                             2,356,915      3,294,793
   ING Clarion Global, L.P. (a, b)                                     3,000,000      3,269,010
   Mercury Special Situtitions Fund, L.P. (a, b)                       3,000,000      2,763,769
   Oak Hill Plus, L.P. (a, b)                                          2,000,000      1,887,646
   Security Capital Preferred Growth, Inc. (b)                         1,714,042      2,039,253
   Transwestern Mezzanine Realty Partner II, LLC (b)                     752,562        796,656
   Wells Street Partners, LLC  (a, b)                                  2,686,675      3,585,401
                                                                                   ------------
                                                                                     20,906,080
                                                                                   ------------

TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $302,701,165)                           329,054,518

OTHER ASSETS IN EXCESS OF LIABILITIES (0.36%)                                         1,197,799
                                                                                   ------------
PARTNERS' CAPITAL -- 100.00%                                                       $330,252,317
                                                                                   ============

(a) - Non-income producing securities

(b) - Securities are issued in private placement transactions and as such are restricted as to resale.

Total cost and value of restricted securities as of September 30, 2006 was $299,801,165 and $326,199,449 respectively.

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
STATEMENT OF ASSETS AND LIABILITIES - SEPTEMBER 30, 2006 (UNAUDITED)

ASSETS
Investments in Underlying Funds, at fair value (cost $302,701,165)   $329,054,518
Cash and cash equivalents                                               3,653,400
Investments in Underlying Funds paid in advance                         6,900,000
Receivables from investment                                                16,014
Dividends and interest receivables                                         28,918
Withholding tax refund receivable                                          26,478
Prepaid assets                                                             58,218
                                                                     ------------
   TOTAL ASSETS                                                      $339,737,546
                                                                     ============
LIABILITIES AND PARTNERS' CAPITAL
Contributions received in advance                                    $  9,036,230
Management fees payable                                                   275,235
Professional fees payable                                                  43,875
Board of directors' fees payable                                            3,037
Accounting and administration fees payable                                 46,660
Organizational fees payable                                                25,393
Payable to affiliates                                                      19,587
Line of credit fee payable                                                 18,987
Risk management expense payable                                            11,458
Custodian fees payable                                                      4,683
Investor servicing fees payable                                                84
                                                                     ------------
   TOTAL LIABILITIES                                                    9,485,229
                                                                     ------------
   PARTNERS' CAPITAL                                                 $330,252,317
                                                                     ------------
   TOTAL LIABILITIES AND PARTNERS' CAPITAL                           $339,737,546
                                                                     ============

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
STATEMENT OF OPERATIONS - APRIL 1, 2006 TO SEPTEMBER 30, 2006 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                  $   220,849
   Interest                                                                        61,173
                                                                              -----------
   TOTAL INVESTMENT INCOME                                                        282,022
                                                                              -----------
OPERATING EXPENSES
   Management fees                                                              1,423,162
   Risk management expense                                                        129,383
   Accounting and administration fees                                             133,497
   Professional fees                                                               93,670
   Insurance expense                                                               53,170
   Board of directors' fees                                                        18,750
   Interest expense                                                                 8,043
   Custodian fees                                                                  12,659
   Line of credit fees                                                             40,383
   Other expenses                                                                  22,901
                                                                              -----------
   TOTAL OPERATING EXPENSES                                                     1,935,618
                                                                              -----------
   NET INVESTMENT LOSS                                                         (1,653,596)
                                                                              -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS IN UNDERLYING FUNDS
   Net realized gain on investments in Underlying Funds                           406,412
   Net change in unrealized appreciation on investments in Underlying Funds     2,069,108
                                                                              -----------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS IN UNDERLYING FUNDS          2,475,520
                                                                              -----------
NET INCREASE IN PARTNERS' CAPITAL RESULTING FROM OPERATIONS                   $   821,924
                                                                              ===========

                       See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
STATEMENT OF CHANGES IN PARTNERS' CAPITAL - APRIL 1, 2006 TO SEPTEMBER 30, 2006 (UNAUDITED)

                                                             LIMITED
                                                            PARTNERS'
                                                            CAPITAL*
                                                          ------------
PARTNERS' CAPITAL, AT MARCH 31, 2005                      $116,826,646
   Capital contributions                                    77,428,383
   Capital withdrawals                                      (2,250,000)
   Net investment loss                                      (1,894,577)
   Net realized loss on investments in Underlying Funds        (89,064)
   Net increase in unrealized appreciation on
      investments in Underlying Funds                       23,499,600
                                                          ------------
PARTNERS' CAPITAL, AT MARCH 31, 2006                      $213,520,988
   Capital contributions                                   116,409,405
   Capital withdrawals                                        (500,000)
   Net investment loss                                      (1,653,596)
   Net realized gain on investments in Underlying Funds        406,412
   Net increase in unrealized appreciation on
      investments in Underlying Funds                        2,069,108
                                                          ------------
PARTNERS' CAPITAL, AT SEPTEMBER 30, 2006                  $330,252,317
                                                          ============

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
STATEMENT OF CASH FLOWS - APRIL 1, 2006 TO SEPTEMBER 30, 2006
(UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in partners' capital resulting from operations                      $     821,924
   Adjustments to reconcile net increase in partners' capital from investment operations to net cash used for operating activities:
      Purchases of Underlying Funds                                               (133,892,989)
      Proceeds from redemptions of Underlying Funds                                 20,162,853
      Net realized gain on investments in Underlying Funds                            (406,412)
      Net change in unrealized appreciation on investments in Underlying Funds      (2,069,108)
      Decrease in investments in Underlying Funds paid in Advance                   12,600,000
      Increase in Withholding Tax refund receivable                                    (26,478)
      Decrease in receivables from redemptions of Underlying Funds                     391,525
      Increase in dividends and interest receivables                                    (4,597)
      Decrease in prepaid assets                                                        61,926
      Increase in payable to affiliates                                                 19,586
      Increase in line of credit fee payable                                            18,987
      Increase in management fees payable                                               97,180
      Decrease in professional fees payable                                            (30,750)
      Increase in accounting and administration fees payable                            12,342
      Decrease in risk management expense payable                                       (4,352)
      Increase in custodian fees payable                                                 2,124
      Increase in board of directors' fees payable                                       3,037
      Decrease in investor servicing fees payable                                          (16)
                                                                                 -------------
   Net cash used in operating activities                                          (102,243,218)
                                                                                 -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributions (including contributions received in advance)             102,870,691
   Capital withdrawals                                                                (500,000)
                                                                                 -------------
   Net cash provided by financing activities                                       102,370,691
                                                                                 -------------
   Net change in cash and cash equivalents                                             127,473
   Cash and cash equivalents at beginning of period                                  3,525,927
                                                                                 -------------
   Cash and cash equivalents at end of period                                    $   3,653,400
                                                                                 =============

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

1.   ORGANIZATION

     Hatteras Master Fund, L.P. (the "Master Fund") was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004. The Master Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. The Master Fund is managed by Hatteras Investment Partners, LLC (the "Investment Manager"), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The objective of the Master Fund is to generate consistent long-term appreciation and returns across all market cycles. To achieve its objective, the Master Fund will provide its limited partners (each, a "Limited Partner" and together, the "Limited Partners") with access to a broad range of investment strategies and asset categories, trading advisors ("Advisors") and overall asset allocation services typically available on a collective basis to larger institutions. Generally, the Investment Manager intends to select Advisors that collectively employ widely diversified investment strategies and engage in such techniques as opportunistic equity, enhanced fixed income, absolute return, private equity, real estate and energy/natural resources. However, the Investment Manager may also retain Advisors who utilize other strategies. The Master Fund invests with each Advisor either by becoming a participant in an investment vehicle operated by the Advisor (an "Underlying Fund") or by placing assets in an account directly managed by the Advisor. The Master Fund commenced operations on January 1, 2005. Prior to January 1, 2005, the Master Fund engaged in no transactions other than those related to organizational matters and the sale of a $100,000 interest to Hatteras Diversified Strategies Fund, LP.

     Hatteras Investment Management LLC, a Delaware limited liability company, serves as the General Partner of the Master Fund (the "General Partner"). The General Partner has initially appointed a Board of Directors (the "Board") and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Master Fund's business.

     On January 3, 2005, the Master Fund received capital contributions totaling $116,269,458, including contributions in the form of transfers-in-kind from Hatteras Diversified Strategies Fund, LP and Hatteras Diversified Strategies Offshore Fund, Ltd. for $72,386,769 and $16,620,182, respectively. In addition, the Hatteras Diversified Strategies Offshore Fund, Ltd. transferred receivables in the amount of $17,242,388 and liquidated $10,020,119 of the Fund's securities at December 31, 2004 and reinvested the proceeds in the Master Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting and reporting policies used in preparing the financial statement.

HATTERAS MASTER FUND, L.P.
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A. INVESTMENT VALUATION - INVESTMENTS IN UNDERLYING FUNDS

     The Master Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' as required by the Underlying Funds' offering documents. If the Investment Manager determines that the most recent value reported by the Underlying Fund does not represent fair value or if the Underlying Fund fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     B. INVESTMENT INCOME

     Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Master Fund. The Underlying Funds generally do not make regular cash distributions of income and gains and so are generally considered non-income producing securities, however the Master Fund owns securities that are income producing and disburse regular cash distributions.

     C. FUND EXPENSES

     The Master Fund will bear all expenses incurred in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Board.

     D. INCOME TAXES

     The Master Fund is treated as a partnership for federal income tax purposes and therefore not subject to federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund's income, gain, loss, deductions and credits.

HATTERAS MASTER FUND, L.P.
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E. CASH AND CASH EQUIVALENTS

     Cash and cash equivalents includes amounts held in interest bearing DDA accounts. At September 30, 2006 the Master Fund held $3,653,400 in interest bearing DDA accounts.

     F. USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3.   ALLOCATION OF PARTNERS' CAPITAL

     Net profits or net losses of the Master Fund for each Allocation Period (as defined below) will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages.

4.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

     The Investment Manager is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the "Investment Management Agreement"). Under the Investment Management Agreement, the Investment Manager is responsible for developing, implementing and supervising the Master Fund's investment program.

     In consideration for such services, the Master Fund pays the Investment Manager a monthly management fee equal to 1/12th of 1.00% (1.00% on an annualized basis) of the aggregate value of its partners' capital determined as of the last day of the month (before repurchase of interests). Prior to July 1, 2005, the Master Fund paid a management fee based on the net asset value as of the first business day of each fiscal quarter.

HATTERAS MASTER FUND, L.P.
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

4.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     Each member of the Board who is not an "interested person" of the Master Fund (the "Independent Board"), as defined by the 1940 Act, receives an annual retainer of $10,000. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

     UMB Bank, n.a. serves as custodian of the Master Fund's assets and provides custodial services for the Master Fund. UMB Investment Services Group serves as administrator and accounting agent to the Master Fund and provides certain accounting, record keeping and investor related services. The Master Fund pays a monthly fee to the administrator based upon average partners' capital, subject to certain minimums.

5.   INVESTMENT TRANSACTIONS

     Total purchases of Underlying Funds for the period ended September 30, 2006, amounted to $133,892,989. Total proceeds from redemptions of Underlying Funds for the period ended September 30, 2006, amounted to $20,162,853. The cost of investments in Underlying Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Underlying Funds. The Master Fund relies upon actual and estimated tax information provided by the underlying funds as to the amounts of taxable income allocated to the Master Fund as of September 30, 2006.

6.   RISK FACTORS

     An investment in the Master Fund involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. Investments in the Underlying Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Advisor on behalf of the Master Fund. Underlying Funds generally require the Advisor to provide advanced notice of its intent to redeem the Master Fund's total or partial interest and may delay or deny a redemption request depending on the Underlying Funds' governing agreements. No guarantee or representation is made that the investment objective will be met.

HATTERAS MASTER FUND, L.P.
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

7.   USAGE OF UNSECURED, UNCOMMITTED REVOLVING LOAN FACILITIES

     The Master Fund has entered into a revolving loan facility for the purpose to finance short timing differences between the redemption of investments or receipt of partnership capital and the redemption of partnership capital accounts; the investment in new managers; or as general working capital.

8.   REPURCHASE OF PARTNERS' INTERESTS

     The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Manager. Beginning on March 31, 2006, the Investment Manager expects that it will generally recommend to the Board that the Master Fund offer to repurchase interests from Limited Partners on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year. The Master Fund does not intend to distribute to the Partners any of the Master Fund's income, but intends to reinvest substantially all income and gains allocable to the Partners. A Partner may, therefore, be allocated taxable income and gains and not receive any cash distribution.

9.   INDEMNIFICATION

     In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.  COMMITMENTS

     As of September 30, 2006, the Master Fund had outstanding investment commitments to Underlying Funds totaling $85,337,876.

11.  FINANCIAL HIGHLIGHTS

     The financial highlights are intended to help you understand the Master Fund's financial performance for the past period. The total returns in the table represent the rate that a typical Limited Partner would be expected to have earned or lost on an investment in the Master Fund. The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. An individual Limited Partner's results may vary from those shown below due to the timing of capital transactions.

HATTERAS MASTER FUND, L.P.
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

11.  FINANCIAL HIGHLIGHTS (CONCLUDED)

     The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly limited partners' capital. The ratios do not reflect the Master Fund's proportionate share of income and expenses from Underlying Funds.

     Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period. The total return amounts have not been annualized for the periods less than a year.

                                                                                             FOR THE PERIOD FROM JANUARY
                                                       FOR THE SIX                              1, 2005 (COMMENCEMENT
                                                   MONTH PERIOD ENDED   FOR THE YEAR ENDED          OF OPERATIONS)
                                                   SEPTEMBER 30, 2006     MARCH 31, 2006        THROUGH MARCH 31, 2005
                                                   ------------------   ------------------   ---------------------------
Total return amortizing organizational expenses*             --**                 --**                    0.23%
Total return                                               0.06%               13.79%                     0.17%
Partners' capital, end of period (000)                 $330,252             $213,521                  $116,827
Portfolio Turnover                                         7.38%               19.35%                     3.72%

ANNUALIZED RATIOS:
Net Investment loss                                       (0.60)%              (1.23)%                   (1.43)%
Total Expenses                                             0.71%                1.52%                     1.50%

* Return is indicative of amortizing organizational expenses over 60 months for tax purposes.

**   Organizational costs were fully expensed as of 3/31/05.

HATTERAS MASTER FUND, L.P.
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (UNAUDITED) (CONCLUDED)

12.  NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (the interpretation"). The Interpretation establishes for all entities, including pass-through entities such as Funds, a minimum threshold for financial statements recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the date of effectiveness.

     Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

     In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles
     (GAAP), and expands disclosures about fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.

13.  SUBSEQUENT EVENTS

     During the period from October 1, 2006 through October 30, 2006, there were additional capital contributions and capital withdrawals of $14,835,046.48 and $5,798,816 respectively.

HATTERAS MASTER FUND, L.P.
BOARD OF DIRECTORS (UNAUDITED)

The identity of the Board Members and brief biographical information is set forth below.

                                                                                                        Number of Portfolios
                                               Term of Office;    Principal Occupation(s) During Past     in Fund Complex'
                           Position(s) Held     Length of Time   5 years and Other Directorships Held   Overseen by Director
  Name, Address & Age        with the Fund          Served                    by Director                    or Officer
  -------------------     ------------------   ---------------   ------------------------------------   --------------------
INTERESTED DIRECTORS

David B. Perkins, 43      Chief Executive      3 year term;      Mr. Perkins has been Chairman and               3
1000 Watermeet Lane       Officer and          Since Inception   CEO since inception of the Funds.
Raleigh, NC 27614         Chairman of the                        Mr. Perkins became the President and
                          Board of Directors                     Managing Principal of the Investment
                                                                 Manager in September 2003 and became
                                                                 the co-founder and Managing Partner
                                                                 of CapFinancial Partners, LLC in
                                                                 April 2003.  Prior to that, he was
                                                                 Managing Partner at Wachovia
                                                                 Securities Financial Network, Inc.
                                                                 from June 2002 to September 2003 and
                                                                 Managing Principal of CapTrust
                                                                 Financial Advisors, LLC from October
                                                                 1997 to June 2002.

INDEPENDENT DIRECTORS

Steve E. Moss, 52         Director: Chairman   3 year term;      Mr. Moss is a principal of Holden,              3
918 Meadow Lane           of the Audit         Since December    Moss, Knott, Clark, Copley & Hoyle,
Henderson, NC 27536       Committee            2004              P.A. and has been a member manager
                                                                 of HMKCT Properties, LLC since
                                                                 January 1996. Mr. Moss as been a
                                                                 Director and Member of the Audit
                                                                 Committee of the Fund since
                                                                 December 2004.

H. Alexander Holmes, 63   Director: Audit      3 year term;      Mr. Holmes founded Holmes Advisory              3
3408 Landor Road          Committee Member     Since December    Services, LLC, a financial
Raleigh, NC 27609                              2004              consultation firm, in 1993. Mr.
                                                                 Holmes has been a Director and
                                                                 Member of the Audit Committee of the
                                                                 Fund since December 2004.

Gregory S. Sellers, 46    Director: Audit      3 year term;      Mr. Sellers became the Chief                    3
2643 Steeplechase Road    Committee Member     Since December    Financial Officer and a director of
Gastonia, NC 28056                             2004              Kings Plush, Inc., a fabric
                                                                 manufacturer, in April 2003. Prior
                                                                 to that, he was the Vice President
                                                                 of Finance at Parksdale Mills, Inc.,
                                                                 a cotton and cotton blend yarns
                                                                 producer, from January 1991 to April
                                                                 2003. Mr. Sellers has been a
                                                                 Director and Member of the Audit
                                                                 Committee for the Fund since
                                                                 December 2004.

HATTERAS MASTER FUND, L.P.
FUND MANAGEMENT (UNAUDITED)

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

                                                                                                      Number of Portfolios
                                             Term of Office;    Principal Occupation(s) During Past     in Fund Complex'
                          Position(s) Held    Length of Time   5 years and Other Directorships Held   Overseen by Director
  Name, Address & Age       with the Fund         Served                    by Director                    or Officer
  -------------------     ----------------   ---------------   ------------------------------------   --------------------
OFFICERS

J. Michael Fields, 32     Chief Financial    Since Inception   Mr. Fields has been the CFO since              N/A
8540 Colonnade            Officer                              inception of the Funds. Mr. Fields
Center Drive, Suite 401                                        became a Director of the Investment
Raleigh, NC 27615                                              Manager in September 2003. Prior to
                                                               joining the Investment Manager, Mr.
                                                               Fields was employed by CapTrust
                                                               Financial Advisors from August 2002
                                                               to September 2003. Prior to joining
                                                               CapTrust, Mr. Fields was employed by
                                                               Morgan Stanley in Atlanta, Georgia
                                                               from January 2000 to August 2002.

Denise Buchanan, 43       Chief Compliance   Since Inception   Ms. Buchanan has been the CCO since            N/A
8540 Colonnade            Officer                              inception of the Funds. Ms.
Center Drive, Suite 401                                        Buchanan became the Compliance
Raleigh, NC 27615                                              Officer with CapFinancial Partners,
                                                               LLC ("CapTrust") in November 2003.
                                                               Prior to joining CapTrust, Ms.
                                                               Buchanan was President of
                                                               Broker/Dealer Sales & Consulting,
                                                               Inc. from 2001 to November 2003.
                                                               Previously, Ms. Buchanan was the
                                                               Director of Compliance for Atlantic
                                                               Capital Management, LLC from 1996 to
                                                               2001.

Vickey Collins, 39        Secretary          Since Inception   Ms. Collins has been the Secretary             N/A
8540 Colonnade                                                 of the Funds since inception. She
Drive, Suite 401                                               became the Operations Manager for
Raleigh, NC 27615                                              the Investment Manager in September
                                                               2004. Prior to joining the
                                                               Investment Manager, she was employed
                                                               with McKinely Capital Management
                                                               from 1994 to 2004.

HATTERAS MASTER FUND, L.P.
OTHER INFORMATION (UNAUDITED)

PROXY VOTING

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at www.sec.gov and may be obtained at no additional charge by calling 1-800-504-9070.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling (800) SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) HATTERAS MULTI-STRATEGY FUND I, L.P.


By (Signature and Title)* /s/ DAVID B. PERKINS
                          ------------------------------------------------------
                          David B. Perkins, President & Chief Executive Officer (principal executive officer)

Date DECEMBER 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ DAVID B. PERKINS
                          ------------------------------------------------------
                          David B. Perkins, President & Chief Executive Officer (principal executive officer)

Date DECEMBER 5, 2006


By (Signature and Title)* /s/ J. MICHAEL FIELDS
                          ------------------------------------------------------
                          J. Michael Fields, Chief Financial Officer
                          (principal financial officer)

Date DECEMBER 5, 2006

* Print the name and title of each signing officer under his or her signature.